Note 3 - Acquisition (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Acquisition of The Magnuson Grand Hotel [Member] | Proceeds From Line Of Credit [Member]
Payments to Acquire Businesses, Gross	$ 2,900
Acquisition of The Magnuson Grand Hotel [Member] | Cash on Hand [Member]
Business Combination, Consideration Transferred	200
Acquisition of The Magnuson Grand Hotel [Member] | Reclassified From Other Intangible Assets [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		$ 800
Acquisition of The Magnuson Grand Hotel [Member] | Selling, General and Administrative Expenses [Member]
Business Combination, Acquisition Related Costs			$ 100
Acquisition of The Magnuson Grand Hotel [Member]
Business Combination, Consideration Transferred	3,122
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		2,200	600
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ (600)	(100)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	$ 3,388
Payments to Acquire Businesses, Gross			$ 3,122